This is filed pursuant to Rule 497(e).

AllianceBernstein Trust
File Nos. 333-51938 and 811-10221.

AllianceBernstein Growth and Income Fund
File Nos. 2-11023 and 811-00126.

AllianceBernstein Disciplined Value Fund
File Nos. 333-90261 and 811-09687.

ALLIANCEBERNSTEIN INVESTMENT
RESEARCH AND MANAGEMENT [LOGO] SM


                                                 ALLIANCEBERNSTEIN VALUE FUNDS
                                                  AllianceBernstein Value Fund
                                        AllianceBernstein Small Cap Value Fund
                                      AllianceBernstein Growth and Income Fund
                                      AllianceBernstein Disciplined Value Fund
                                             AllianceBernstein Balanced Shares
                                    AllianceBernstein International Value Fund
------------------------------------------------------------------------------

Supplement dated November 3, 2003 to the prospectus dated March
31, 2003 of The AllianceBernstein Value Funds that offers the
Class A, Class B, Class C and Advisor Class shares of the above-referenced Funds (the "Prospectus").

The Prospectus is changed by adding the following information.

The information below is added on page 4 of the Prospectus under the heading "AllianceBernstein Value Fund - Performance Table."

Average Annual Total Returns
(For the periods ended December 31, 2002)


                                         1 Year   Since Inception*
------------------------------------------------------------------
Class R**        Return Before Taxes    -16.97%       -7.65%
------------------------------------------------------------------
Russell 1000     (reflects no
Value Index      deduction for          -15.52%       -9.04%
                 fees, expenses, or
                 taxes)
------------------------------------------------------------------
*     Inception Date is 3/29/01 for Class A shares.
** Class R shares did not exist prior to November 3, 2003 and the performance information shown above is for the Fund's Class
      A shares. The returns of the Class A shares and Class R shares will differ because the Class A shares have a lower expense ratio than the Class R shares. In addition, the returns will differ because the Class A shares have an initial sales charge while the Class R shares are not subject to any sales charges.

The information below is added on page 5 of the Prospectus under the heading "AllianceBernstein Small Cap Value Fund - Performance
Table."

Average Annual Total Returns
(For the periods ended December 31, 2002)

                                        1 Year    Since Inception*
------------------------------------------------------------------
Class R**        Return Before Taxes    -12.13%       3.18%
------------------------------------------------------------------
Russell 2500     (reflects no
Value Index      deduction for          -9.87%        0.51%
                 fees, expenses, or
                 taxes)
------------------------------------------------------------------
Russell 2500     (reflects no
Index            deduction for          -17.80%        -5.19%
                 fees, expenses, or
                 taxes)
------------------------------------------------------------------
*     Inception Date is 3/29/01 for Class A shares.
** Class R shares did not exist prior to November 3, 2003 and the performance information shown above is for the Fund's Class
      A shares. The returns of the Class A shares and Class R shares will differ because the Class A shares have a lower expense ratio than the Class R shares. In addition, the returns will differ because the Class A shares have an initial sales charge while the Class R shares are not subject to any sales charges.

The information below is added on page 6 of the Prospectus under the heading "AllianceBernstein Growth and Income Fund -
Performance Table."

Average Annual Total Returns
(For the periods ended December 31, 2002)

                                        1 Year        5 Years       10 Years
--------------------------------------------------------------------------------
Class R*         Return Before Taxes    -29.71%       1.05%          9.35%
--------------------------------------------------------------------------------
Russell 1000     (reflects no
Value Index      deduction for          -15.52%       1.16%          10.80%
                 fees, expenses, or
                 taxes)
--------------------------------------------------------------------------------
* Class R shares did not exist prior to November 3, 2003 and the performance information shown above is for the Fund's
      Class A shares. The returns of the Class A shares and Class
      R shares will differ because the Class A shares have a lower expense ratio than the Class R shares. In addition, the returns will differ because the Class A shares have an initial sales charge while the Class R shares are not subject to any sales charges.

The information below is added on page 7 of the Prospectus under the heading "AllianceBernstein Disciplined Value Fund -
Performance Table."

Average Annual Total Returns
(For the periods ended December 31, 2002)

                                        1 Year        Since Inception*
-----------------------------------------------------------------------
Class R**        Return Before Taxes    -25.50%        -0.64%
-----------------------------------------------------------------------
Russell 1000     (reflects no
Value Index      deduction for          -15.52%       -5.14%
                 fees, expenses, or
                 taxes)
-----------------------------------------------------------------------
*     Inception Date is 12/22/99 for Class A shares.
** Class R shares did not exist prior to November 3, 2003 and the performance information shown above is for the Fund's Class
      A shares. The returns of the Class A shares and Class R shares will differ because the Class A shares have a lower expense ratio than the Class R shares. In addition, the returns will differ because the Class A shares have an initial sales charge while the Class R shares are not subject to any sales charges.

The information below is added on page 8 of the Prospectus under the heading "AllianceBernstein Balanced Shares - Performance
Table."

Average Annual Total Returns
(For the periods ended December 31, 2002)

                                        1 Year        5 Years       10 Years
--------------------------------------------------------------------------------
Class R*         Return Before Taxes    -14.52%       3.51%         8.04%
--------------------------------------------------------------------------------
S&P 500 Index    (reflects no
                 deduction for          -22.09%       -0.58%        9.34%
                 fees, expenses, or
                 taxes)
--------------------------------------------------------------------------------
Lehman           (reflects no
Gov't/Credit     deduction for
Bond Index       fees, expenses, or     11.04%        7.62%         7.61%
                 taxes)
--------------------------------------------------------------------------------
Solomon 1 year   (reflects no
Treasury Index   deduction for           3.30%        5.51%         5.38%
                 fees, expenses, or
                 taxes)
--------------------------------------------------------------------------------
* Class R shares did not exist prior to November 3, 2003 and the performance information shown above is for the Fund's
      Class A shares. The returns of the Class A shares and Class
      R shares will differ because the Class A shares have a lower expense ratio than the Class R shares. In addition, the returns will differ because the Class A shares have an initial sales charge while the Class R shares are not subject to any sales charges.

The information below is added on page 11 of the Prospectus under the heading "AllianceBernstein International Value Fund -
Performance Table."

Average Annual Total Returns
(For the periods ended December 31, 2002)

                                        1 Year        Since Inception*
----------------------------------------------------------------------
Class R**        Return Before Taxes    -7.30%        -4.48%
----------------------------------------------------------------------
MSCI EAFE        (reflects no
 Index           deduction for          -15.66%       -13.89%
                 fees, expenses, or
                 taxes)
----------------------------------------------------------------------
*     Inception Date is 3/29/01 for Class A shares.
** Class R shares did not exist prior to November 3, 2003 and the performance information shown above is for the Fund's Class
      A shares. The returns of the Class A shares and Class R shares will differ because the Class A shares have a lower expense ratio than the Class R shares. In addition, the returns will differ because the Class A shares have an initial sales charge while the Class R shares are not subject to any sales charges.

The information below is added to and supersedes certain information pertaining to AllianceBernstein Balanced Shares on pages 15 and 16 of the Prospectus under the heading "Fees and Expenses of the Funds."

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.


SHAREHOLDER FEES (fees paid directly from your investment)



                                                      Class R Shares (a)
                                                      ------------------
Maximum Sales Charge (Load) Imposed on Purchases            None
(as a percentage of offering price)
Maximum Deferred Sale Charge (Load)
(as a percentage of original purchase price
or redemption proceeds, whichever is lower)                 None
Exchange Fee                                                None
-------------------

(a) Class R shares are only offered by AllianceBernstein Value Fund, AllianceBernstein Small Cap Value Fund, AllianceBernstein Growth and Income Fund, AllianceBernstein Disciplined Value Fund, AllianceBernstein Balanced Shares and AllianceBernstein International Value Fund and only to certain group retirement plans. See "Purchase and Sale of Shares" in this Prospectus.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from
Fund assets) and EXAMPLES


The Examples are to help you compare the cost of investing in the Funds with the cost of investing in other funds. They assume that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

         Operating Expenses                       Examples
         ------------------             ----------------------------

AllianceBernstein         Class R                          Class R
Value Fund                -------                          -------
  Management fees          .75%         After 1 Year        $168
  Distribution             .50%         After 3 Years       $520
  (12b-1) fees
  Other expenses(a)        .40%         After 5 Years       $897
                           ----
  Total Fund                            After 10 Years    $1,955
  operating expenses(a)    1.65%
                           =====
---------------------
AllianceBernstein         Class R                          Class R
Small Cap Value Fund      -------                          -------
  Management fees          1.00%        After 1 Year        $163
  Distribution             .50%         After 3 Years(c)    $591
(12b-1) fees
  Other expenses(a)        .51%         After 5 Years(c)  $1,045
                           ----
  Total Fund                            After 10 Years(c) $2,305
  operating expenses(a)    2.01%
                           =====
  Waiver and/or
  expense
  reimbursement(b)        (.41)%
                          ------
  Net expenses             1.60%
                          ======
AllianceBernstein                           Class R        Class R
Growth and Income Fund                      -------        --------
  Management fees          .61%         After 1 Year        $136
  Distribution             .50%         After 3 Years       $425
  (12b-1) fees
  Other expenses(a)        .23%         After 5 Years       $734
                           ----
  Total Fund                            After 10 Years    $1,613
  operating                1.34%
   expenses(a)             =====

 AllianceBernstein
 Disciplined Value                        Class R        Class R
 Fund                                     -------        --------
   Management fees         .75%         After 1 Year        $182
   Distribution            .50%         After 3 Years       $563
 (12b-1) fees
   Other expenses(a)       .54%         After 5 Years       $970
                           ----
   Total Fund                           After 10 Years    $2,105
   operating               1.79%
   expenses(a)             =====

AllianceBernstein Balanced Shares
Operating Expenses
                           Class A   Class B  Class C  Class R  Advisor Class
                           -------   -------  -------  -------  -------------
Management fees             .49%     .49%      .49%     .50%       .49%
Distribution                .28%     1.00%    1.00%     .50%       None
(12b-1) fees
Other expenses              .35%     .37%      .36%     .32%(a)    .34%
                            ----     ----     -----      ---       ----
Total Fund Operating                                   1.32%(a)
Expenses                    1.12%     1.86%    1.85%   =======     .83%
                            =====     =====    =====               ====

Examples
                Class A  Class B+  Class B++  Class C+  Class C++  Class R  Advisor Class
                -------  --------  ---------  --------  ---------  -------  -------------
After 1 year      $534    $589      $189        $288       $188      $134       $85
After 3 years     $766    $785      $585        $582       $582      $418      $265
After 5 years   $1,016  $1,006     $1,006     $1,001     $1,001      $723      $460
After 10 years  $1,730  $1,986(a)  $1,986(a)  $2,169     $2,169    $1,590    $1,025


AllianceBernstein            Class R                        Class R
International Value Fund     -------                        -------
  Management fees            1.00%      After 1 Year           $143
  Distribution                .50%      After 3 Years(c)       $651
(12b-1) fees
  Other expenses(a)           .89%      After 5 Years(c)     $1,186
                              ----
  Total Fund                            After 10 Years(c)    $2,651
  operating Expenses(a)      2.39%
                            =====
  Waiver and/or
  expense                   (.99)%
  Reimbursement(b)          ------
  Net expenses               1.40%
                            ======
---------------
+     Assumes redemption at end of period.
++    Assumes no redemption at end of period.
(a)   Based on estimated expenses.
(b) Reflects Alliance's contractual waiver of a portion of its advisory fee and/or reimbursement of a portion of the Fund's operating expenses. This waiver extends through the end of the Fund's current fiscal year and may be extended by Alliance for additional one year terms. No reimbursement payment will be made that would cause the total annualized operating expenses of AllianceBernstein Small Cap Value Fund or AllianceBernstein International Value Fund to exceed 2.70% for Class R shares.
(c) These examples assume that Alliance's agreement to waive management fees and/or bear Fund expenses is not extended beyond its current period.
(d) Assumes that Class B shares convert to Class A shares after eight years.


The information below is added on page 37 and 38 of the Prospectus under the heading "Purchase and Sale of Shares - How to Buy Shares."

HOW TO BUY SHARES
Class A, Class B and Class C Shares
You may purchase a Fund's Class A, B, or C shares through broker-dealers, banks, or other financial intermediaries. You also may purchase shares directly from the Funds' principal underwriter, AllianceBernstein Investment Research and
Management, Inc. ("ABIRM").

Minimum investment amounts are:

o     Initial:                      $1,000
o     Subsequent:                   $   50
o     Automatic Investment Program: $   25

If you are an existing Fund shareholder, you may purchase shares by electronic funds transfer in amounts not exceeding $500,000 if you have completed the appropriate section of the Subscription Application. Call 800-221-5672 to arrange a transfer from your bank account.

Class A shares are available at NAV to all 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans where plan level or omnibus accounts are held on the books of the Fund ("group retirement plans") except those plans that are eligible to purchase Class R shares. For Funds that do not offer Class R shares, Class A shares are available at NAV to those group retirement plans that would have been eligible to purchase Class R shares as described below.

Class B shares are generally not available to group retirement plans, except for plans described in the Statement of Additional Information under "Purchase of Shares." Class C shares are available to AllianceBernstein Link, AllianceBernstein Individual 401(k) and AllianceBernstein Simple IRA plans with less than $250,000 in plan assets and less than 100 employees. Class C shares are also available to group retirement plans with plan level assets of less than $1 million.

Class R Shares
Class R shares are available to group retirement plans that have plan assets of $1 million to $10 million and have plan level or omnibus accounts on the books of the Fund. Class R shares are not available to retail non-retirement accounts, traditional and ROTH IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and AllianceBernstein sponsored retirement products.


The information below is added on pages 39 and 40 of the Prospectus under the heading "Distribution Arrangements."

Share Classes. The Funds offer four classes of shares through this Prospectus, except AllianceBernstein Value Fund, AllianceBernstein Small Cap Value Fund, AllianceBernstein Growth and Income Fund, AllianceBernstein Disciplined Value Fund, AllianceBernstein Balanced Shares and AllianceBernstein International Value Fund, which offer five classes of shares through this Prospectus. Special distribution arrangements are available for certain group retirement plans. These arrangements are described below under "Special Distribution Arrangements for Retirement Plans." In addition, the Statement of Additional Information contains more information relating to waivers of sales charges and CDSCs.

CLASS R SHARES - CERTAIN GROUP RETIREMENT PLANS
Class R shares are available only to certain group retirement plans discussed above with plan assets of at least $1 million but not more than $10 million. Class R shares do not have any initial sales charge or CDSC and carry a .50% Rule 12b-1 fee.

GENERAL
Asset-based Sales Charge or Rule 12b-1 Fees. Each Fund has adopted a plan under Commission Rule 12b-1 that allows the Fund to pay asset-based sales charges or distribution and service fees for the distribution and sale of its shares. The amount of these fees for each class of the Fund's shares is:

                                         Rule 12b-1 Fee
                               -----------------------------------
                                  (As a Percentage of Aggregate
                                    Average Daily Net Assets)
      Class A                                  .30%
      Class B                                 1.00%
      Class C                                 1.00%
      Class R                                  .50%
      Advisor Class                           None


Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees. Class B, Class C and Class R shares are subject to higher distribution fees than Class A shares (Class B shares are subject to these higher fees for a period of eight years, after which they convert to Class A shares). The higher fees mean a higher expense ratio, so Class B, Class C and Class R shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. All or a portion of these fees may be paid to financial intermediaries. Advisor Class shares do not charge any distribution fees and therefore they have a lower expense ratio than Class A, Class B, Class C or Class R shares and pay a correspondingly higher dividend.

Other. A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent, financial intermediary, or other financial representative with respect to the purchase, sale, or exchange of Class A, Class B, Class C, Class R or Advisor Class shares made through your financial representative. The financial intermediaries or your fee-based program also may impose requirements on the purchase, sale, or exchange of shares that are different from, or in addition to, those imposed by a Fund, including requirements as to the minimum initial and subsequent investment amounts.

SPECIAL DISTRIBUTION ARRANGEMENTS FOR GROUP RETIREMENT PLANS

Each Fund offers special distribution arrangements for group retirement plans and employee benefit plans, including employer-sponsored tax-qualified 401(k) plans, and other defined contribution plans (the "Plans"). However, plan sponsors, plan fiduciaries and other financial intermediaries may establish requirements for the Plans as to the purchase, sale or exchange of shares of a Fund, including maximum and minimum initial investment requirements, that are different from those described in this Prospectus. The Plans also may not offer all classes of shares of a Fund. In order to enable participants investing through the Plans to purchase shares of a Fund, the maximum and minimum investment amounts may be different for shares purchased through the Plans from those described in this Prospectus. Therefore, plan sponsors or fiduciaries may not adhere to these share class eligibility standards as set forth in this Prospectus and the Statement of Additional Information. A Fund is not responsible for, and has no control over, the decision of any plan sponsor or fiduciary to impose such differing requirements.

Class A

Class A shares are available at net asset value to all AllianceBernstein sponsored group retirement plans, regardless of size, and to the AllianceBernstein Link, AllianceBernstein Individual 401(k) and AllianceBernstein Simple IRA plans with at least $250,000 in plan assets or 100 employees. In such cases, Class A shares are subject to a 1%, 1 year CDSC on redemptions if the plan terminates a Fund as an investment option within one year. Class A shares are also available at NAV to group retirement plans with plan assets in excess of $10 million. The 1%, 1 year CDSC also applies; however, the CDSC may be waived under certain circumstances as set forth under "Purchase of Shares" in the Statement of Additional Information. For Funds that do not offer Class R shares, Class A shares at NAV are available to those group retirement plans which would be eligible to purchase Class R shares if Class R shares were so offered.

Class C

Class C shares are available to group retirement plans with plan level assets of less than $1 million.

Class R

Class R shares are available to certain group retirement plans with plan assets of at least $1 million but not more than $10 million. Class R shares carry no front-end or CDSC but are subject to a .50% Rule 12b-1 distribution fee.

Choosing a Class of Shares for Group Retirement Plans

Group retirement plans with plan assets in excess of $10 million are eligible to purchase Class A shares at NAV. In addition, under certain circumstances, the 1%, 1 year CDSC may be waived. Since Class A has a lower Rule 12b-1 distribution fee than Class R, plans eligible for Class A shares with no CDSC should purchase Class A shares. Group retirement plans with assets of between $1 million and $10 million should purchase Class R shares.

Under "General Information," the paragraph titled "Employee
Benefit Plans" is deleted.


The following replaces the financial highlights information for AllianceBernstein Balanced Shares.

Except as otherwise indicated, this information has been audited by PricewaterhouseCoopers LLP, the Fund's independent accountants, whose report, along with the Fund's financial statements, are included in the Fund's Statement of Additional
Information, which is available upon request.

                                      Income from Investment Operations                    Less Dividends and Distributions
                                  -------------------------------------------    ----------------------------------------------

                                               Net Gains
                                               or Losses
                                               on
                                               Securities                                   Distributions
                        Net Asset  Net         (both        Total       Dividends  Tax      in Excess    Distributions Distributions
                        value,     Investment  realized     from        from Net   Return   of Net       from          in Excess
                        Beginning  Income      and          Investment  Investment of       Investment   Capital       of Capital
Fiscal Year or Period   of Period  (Loss)(a)   unrealized)  Operations  Income     Capital  Income       Gains         Gains
---------------------   ---------  ----------  ----------   ----------  ---------- -------  ------------ ------------- -------------
Class A
Year ended 7/31/03        $13.26        $.28     $1.32        $1.60       $(.29)    $(.03)     $0.00        $0.00        $0.00
Year ended 7/31/02(c)      15.96         .35     (2.35)       (2.00)       (.34)     0.00       0.00         (.36)        0.00
Year ended 7/31/01         15.53         .39      1.16         1.55        (.38)     0.00       0.00         (.74)        0.00
Year ended 7/31/00         15.63         .40       .49          .89        (.35)     0.00       0.00         (.64)        0.00
Year ended 7/31/99         15.97         .36      1.29         1.65        (.34)     0.00       0.00        (1.65)        0.00
Class B
Year ended 7/31/03        $12.68        $.17     $1.26        $1.43       $(.22)    $(.02)     $0.00        $0.00        $0.00
Year ended 7/31/02(c)      15.31         .23     (2.25)       (2.02)       (.25)     0.00       0.00         (.36)        0.00
Year ended 7/31/01         14.96         .26      1.12         1.38        (.29)     0.00       0.00         (.74)        0.00
Year ended 7/31/00         15.11         .27       .48          .75        (.26)     0.00       0.00         (.64)        0.00
Year ended 7/31/99         15.54         .23      1.25         1.48        (.26)     0.00       0.00        (1.65)        0.00
Class C
Year ended 7/31/03        $12.72        $.17     $1.27        $1.44       $(.22)    $(.02)     $0.00        $0.00        $0.00
Year ended 7/31/02(c)      15.36         .23     (2.26)       (2.03)       (.25)     0.00       0.00         (.36)        0.00
Year ended 7/31/01         15.01         .26      1.12         1.38        (.29)     0.00       0.00         (.74)        0.00
Year ended 7/31/00         15.15         .28       .48          .76        (.26)     0.00       0.00         (.64)        0.00
Year ended 7/31/99         15.57         .24      1.25         1.49        (.26)     0.00       0.00        (1.65)        0.00
Advisor Class
Year ended 7/31/03        $13.28        $.32     $1.32        $1.64       $(.32)    $(.04)     $0.00        $0.00        $0.00
Year ended 7/31/02(c)      15.98         .37     (2.34)       (1.97)       (.37)     0.00       0.00         (.36)        0.00
Year ended 7/31/01         15.54         .44      1.16         1.60        (.42)     0.00       0.00         (.74)        0.00
Year ended 7/31/00         15.64         .43       .50          .93        (.39)     0.00       0.00         (.64)        0.00
Year ended 7/31/99         15.98         .39      1.29         1.68        (.37)     0.00       0.00        (1.65)        0.00

                                  Less                                                     Ratios/Supplemental Data
                              Distributions
                             ----------------                              ---------------------------------------------------------

                                                                                               Ratio of
                                           Net Asset              Net Assets,    Ratio of      Net Income
                                           Value, End             End of         Expenses to   (Loss) to    Portfolio
                         Total Dividends   of         Total       Period (000's  Average Net   Average      Turnover
Fiscal Year or Period    and Distributions Period     Return (b)  omitted)       Assets        Net Assets   Rate
---------------------    ----------------- ---------- ----------  -------------  -----------   -----------  ---------
Class A
Year ended 7/31/03           $(.32)       $14.54        12.29%    $525,637       1.12%           2.04%        62%
Year ended 7/31/02(c)         (.70)        13.26       (12.91)     384,212       1.10            2.36         79
Year ended 7/31/01           (1.12)        15.96        10.42      282,874       1.17            2.46         63
Year ended 7/31/00            (.99)        15.53         6.22      212,326       1.12            2.62         76
Year ended 7/31/99           (1.99)        15.63        11.44      189,953       1.22(d)         2.31        105
Class B
Year ended 7/31/03           $(.24)       $13.87        11.44%    $488,365       1.86%           1.30%        62%
Year ended 7/31/02(c)         (.61)        12.68       (13.53)     385,868       1.84            1.61         79
Year ended 7/31/01           (1.03)        15.31         9.63      277,138       1.93            1.70         63
Year ended 7/31/00            (.90)        14.96         5.46      155,060       1.86            1.88         76
Year ended 7/31/99           (1.91)        15.11        10.56      136,384       1.97(d)         1.56        105
Class C
Year ended 7/31/03           $(.24)       $13.92        11.49%    $150,188       1.85%           1.32%        62%
Year ended 7/31/02(c)         (.61)        12.72       (13.55)     131,761       1.84            1.61         79
Year ended 7/31/01           (1.03)        15.36         9.59      109,592       1.93            1.71         63
Year ended 7/31/00            (.90)        15.01         5.52       65,214       1.86            1.88         76
Year ended 7/31/99           (1.91)        15.15        10.60       63,517       1.96(d)         1.57        105
Advisor Class
Year ended 7/31/03           $(.36)       $14.56        12.57%    $105,567        .83%           2.36%        62%
Year ended 7/31/02(c)         (.73)        13.28       (12.67)     101,017        .85            2.79         79
Year ended 7/31/01           (1.16)        15.98        10.75        5,446        .91            2.75         63
Year ended 7/31/00           (1.03)        15.54         6.48        2,943        .86            2.88         76
Year ended 7/31/99           (2.02)        15.64        11.71        2,627        .97(d)         2.56        105

----------------------------
(a)  Based on average shares outstanding.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment returns calculated for periods of less than one year are not annualized.
(c) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies and began amortizing premium on debt securities for financial statement reporting purposes only. For the year ended July 31, 2002, the effect of this change to Class A, Class B and Class C was to decrease net investment income by $.01 per share and increase net unrealized gains and losses by $.01 per share; the effect of this change to Advisor Class was to decrease net investment income by $.02 per share and increase net unrealized gains and losses by $.02 per share. Consequently, the ratio of net investment income to average net assets was decreased from 2.46% to 2.36% for Class A, 1.71% to 1.61% for Class B, 1.71% to 1.61% for Class C, and from 2.89% to 2.79% for Advisor Class. Per share, ratios and supplemental data prior to August 1, 2001 have not been restated to reflect this change in presentation.
(d) Amounts do not reflect the impact of expense offset arrangements with the transfer agent. Taking into account such expense offset arrangements, the ratio of expenses to average net assets, would have been as follows:

                 1999
                 -----
   Class A       1.21%
   Class B       1.96%
   Class C       1.94%
   Advisor Class  .96%


You should retain this Supplement for future reference.
-----------------------------------------------------------------
SM: This service mark is used under license from the owner, AllianceBernstein Investment Research and Management, Inc.




00250.0442 #436365